RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amounts due from related parties		$ 705
Amounts due to related parties	$ 3,943	10
Intercompany balances	0
Zhejiang Jieying
Related Party Transaction [Line Items]
Amounts due from related parties		690
Renren And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		15
Amounts due to related parties	$ 3,943
Beijing Haitaoche [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 10